Concentrations	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Concentrations

The Company does a significant amount of its total pasta sauce and salsa distribution segment with a limited number of customers. Prior to the acquisition of the Westshore Companies on September 2, 2011, 100% of the Company's revenue was generated by the pasta sauce and salsa distribution segment. One customer comprised 79% of total revenues for the Company's pasta and salsa distribution segment for the three month period ended November 30, 2011.  During the three month period ended November 30, 2010, one customer comprised 75% of total revenues for the Company. During the six month period ended November 30, 2011, two customers comprised 92% of total revenues for the Company’s pasta sauce and salsa distribution segment. During the six month period ended November 30, 2010, one customer comprised 86% of total revenues for the Company. The Company outsources product manufacturing of its pasta sauce and salsa distribution operation to one manufacturer. However, the Company believes other manufacturing options are available. Effective May 8, 2012, the Company disposed of its pasta and salsa distribution operation as further described in Subsequent Events below.

There are no significant concentrations inherent in the Company's franchising operations segment or pizza restaurant and sports bar segment.